Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial Instruments

(29)    Financial Instruments

(a)Classification

Below is a breakdown of the financial instruments by nature, category and fair value. The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

	Thousands of Euros
	31/12/2022
	Carrying amount								Fair Value
	Financial assets		Financial		Financial	Other
	at amortised	Financial assets	assets at FV		liabilities at	financial
	costs	at FVTPL	through OCI	Hedges	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	11,533	—	—	—	11,540	7	—	11,533	11,540
Derivative instruments	—	—	—	39,659	—	—	39,659	—	39,659	—	39,659
Trade receivables	—	—	236,076	—	—	—	236,076	—	236,076	—	236,076
Financial assets measured at fair value	—	7	247,609	39,659	—	—	287,275

Non-current financial assets	582,175	—	—	—	—	—	582,175
Other current financial assets	31,034	—	—	—	—	—	31,034
Trade and other receivables	445,793	—	—	—	—	—	445,793
Cash and cash equivalents	547,979	—	—	—	—	—	547,979
Financial assets not measured at fair value	1,606,981	—	—	—	—	—	1,606,981

Derivatives instruments	—	(4,736)	—	—	—		(4,736)	—	(4,736)	—	(4,736)
Financial liabilities measured at fair value	—	(4,736)	—	—	—	—	(4,736)

Senior Unsecured & Secured Notes	—	—	—	—	(4,572,720)	—	(4,572,720)	(4,122,656)	—	—	(4,122,656)
Promissory Notes	—	—	—	—	(118,940)	—	(118,940)
Senior secured debt	—	—	—	—	(3,227,926)	—	(3,227,926)	—	(3,286,662)	—	(3,286,662)
Other bank loans	—	—	—	—	(813,595)	—	(813,595)
Lease liabilities	—	—	—	—	(1,016,944)	—	(1,016,944)
Other financial liabilities	—	—	—	—	(1,001,387)	—	(1,001,387)
Other non-current debts	—	—	—	—	—	(15)	(15)
Trade and other payables	—	—	—	—	(846,648)	—	(846,648)
Other current liabilities	—	—	—	—	—	(241,487)	(241,487)
Financial liabilities not measured at fair value	—	—	—	—	(11,598,160)	(241,502)	(11,839,662)
	1,606,981	(4,729)	247,609	39,659	(11,598,160)	(241,502)	(9,950,142)

	Thousands of Euros
	31/12/2021
	Carrying amount							Fair Value
	Financial assets	Financial	Financial		Financial	Other
	at amortised	assests at	assets at FV		liabilities at	financial
	costs	FVTPL	through OCI	Hedges	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	2,031	—	—	—	2,038	7	—	2,031	2,038
Derivative instruments	—	—	—	5,306	—	—	5,306	—	5,306	—	5,306
Trade receivables	—	—	216,433	—	—	—	216,433	—	216,433	—	216,433
Financial assets measured at fair value	—	7	218,464	5,306	—	—	223,777
			—
Non-current financial assets	358,161	—	—	—	—	—	358,161
Other current financial assets	2,026,469	—	—	—	—	—	2,026,469
Trade and other receivables	270,827	—	—	—	—	—	270,827
Cash and cash equivalents	655,493	—	—	—	—	—	655,493
Financial assets not measured at fair value	3,310,950	—	—	—	—	—	3,310,950

Derivatives instruments	—	(875)	—	—	—		(875)	—	(875)	—	(875)
Financial liabilities measured at fair value	—	(875)	—	—	—	—	(875)

Senior Unsecured & Secured Notes	—	—	—	—	(4,626,919)	—	(4,626,919)	(4,697,328)	—	—	(4,697,328)
Promissory Notes	—	—	—	—	(116,610)	—	(116,610)
Senior secured debt	—	—	—	—	(3,061,078)	—	(3,061,078)	—	(3,262,901)	—	(3,262,901)
Other bank loans	—	—	—	—	(645,975)	—	(645,975)
Lease liabilities	—	—	—	—	(873,724)	—	(873,724)
Other financial liabilities	—	—	—	—	(882,060)	—	(882,060)
Other non-current debts	—	—	—	—	—	(333)	(333)
Trade and other payables	—	—	—	—	(780,826)	—	(780,826)
Other current liabilities	—	—	—	—	—	(219,272)	(219,272)
Financial liabilities not measured at fair value	—	—	—	—	(10,987,192)	(219,605)	(11,206,797)
	3,310,950	(868)	218,464	5,306	(10,987,192)	(219,605)	(7,672,945)

(b)Measurement of fair value

In order to determine the fair value of financial assets or liabilities, the Group uses the following hierarchy based on the relevance of the variables used:

●	Level 1: estimations based on quoted prices of the instrument.
●	Level 2: estimations based on significant observable variables coming directly from the market.
●	Level 3: estimations based on valuation techniques other than observable variables in the market, mainly discounted cash flows.

(c)Financial risk management

This item provides information on the Group’s exposure to risk associated with the use of financial instruments, the Group’s objectives and procedures to measure and mitigate this risk, and the Group’s capital management strategy.

The Group is exposed to the following risks:

●	Credit risk
●	Liquidity risk
●	Market risk: includes interest rate risk, currency risk and other price risks.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, define appropriate risk limits and controls and to control risks and comply with limits. Risk management policies and procedures are reviewed regularly so that they reflect changes in market conditions and the Group’s activities. The Group’s management procedures and rules are designed to create a strict and constructive control environment in which all employees understand their duties and obligations.

The Group’s Audit Committee supervises how management controls compliance with the Group’s risk management procedures and policies and reviews whether the risk management policy is suitable considering the risks to which the Group is exposed. This committee is assisted by Internal Audit which acts as supervisor. Internal Audit performs regular and ad hoc reviews of the risk management controls and procedures and reports its findings to the Audit Committee.

(i)Credit risk

Credit risk is the risk to which the Group is exposed in the event that a customer or counterparty to a financial instrument fails to discharge a contractual obligation, and mainly results from trade receivables and the Group’s investments in financial assets.

Trade receivables

The Group does not predict any significant insolvency risks as a result of delays in receiving payment from some European countries due to their current economic situation. The main risk in these countries is that of late payments, which is mitigated through the possibility of claiming interest as foreseen by prevailing legislation. No significant bad debt or late payment issues have been detected for sales to private entities.

The Group recognizes impairment based on its best estimate of the expected losses on trade and other receivables. The main impairment losses recognized are due to specific losses relating to individually identified risks. At year end, these impairment losses are immaterial.

Concentration of credit risk

For trade receivables the Group uses the simplified approach, estimating lifetime expected credit losses, while for all other financial assets the Group uses the general approach for calculating expected credit losses. In both cases, due to the customers’ credit rating, as well as the internal classification systems currently in place for new customers and considering that collection periods are mostly under 30 days, there is no significant impact for the Group.

Exposure to credit risk

The carrying amount of financial assets represents the maximum exposure to credit risk. At 31 December 2022 and 2021 the maximum level of exposure to credit risk is as follows:

		Thousands of Euros
Carrying amount	Reference	31/12/2022	31/12/2021

Non-current financial assets	Nota 11	620,745	362,267
Other current financial assets	Nota 11	43,663	2,029,707
Contractual assets	Nota 13	35,154	1,939
Trade receivables	Nota 14	608,688	432,197
Other receivables	Nota 14	29,083	17,224
Cash and cash equivalents	Nota 15	547,979	655,493
		1,885,312	3,498,827

The maximum level of exposure to risk associated with receivables and contractual assets at 31 December 2022 and 2021, by geographical area, is as follows.

	Thousands of Euros
Carrying amount	31/12/2022	31/12/2021

Spain	53,145	62,108
EU countries	69,003	40,897
United States of America	139,721	110,624
Other European countries	16,030	25,163
Other regions	395,026	212,568
	672,925	451,360

Impairment losses

A breakdown of the trade and other receivables and contractual assets net of the impairment losses by ageing at 31 December 2022 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	550,131	(48)	550,083
Past due 0-30 days	0.19%	44,779	(425)	44,354
Past due 31-60 days	0.62%	16,000	(163)	15,837
Past due 61-90 days	2.03%	6,029	(133)	5,896
Past due 91-180 days	3.01%	17,407	(295)	17,112
Past due 181-365 days	8.52%	10,747	(187)	10,560
More than one year	100.00%	9,994	(9,994)	—
				—
Customers with objective evidence of impairment		21,046	(21,046)	—
		676,133	(32,291)	643,842

A breakdown of the trade and other receivables and contractual assets net of the impairment losses by ageing as of 31 December 2021 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	364,538	(445)	364,093
Past due 0-30 days	0.19%	32,623	(51)	32,572
Past due 31-60 days	0.62%	14,144	(79)	14,065
Past due 61-90 days	2.03%	6,556	(133)	6,423
Past due 91-180 days	3.01%	11,000	(311)	10,689
Past due 181-365 days	8.52%	6,543	(249)	6,294
More than one year	100.00%	3,911	(3,911)	—

Customers with objective evidence of impairment		18,830	(18,830)	—
		458,145	(24,009)	434,136

Unimpaired receivables that are past due mainly relate to public entities.

Movement in the bad debt provision was as follows:

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020

Opening balance	24,009	22,985	22,291
Net charges for the year	14,074	6,471	2,436
Net cancellations for the year	(6,949)	(6,269)	(124)
Transfers	53	—	(29)
Translation differences	1,104	822	(1,589)
Closing balance	32,291	24,009	22,985

(ii)Liquidity risk

Liquidity risk is the risk that the Group cannot meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure where possible, that it always has sufficient liquidity to settle its obligations at the maturity date, both in normal conditions and in times of tension, to avoid incurring unacceptable losses or tarnishing the Group’s reputation.

The Group manages liquidity risk on a prudent basis, based on availability of cash and sufficient committed unused long-term credit facilities, enabling the Group to implement its business plans and carry out operations using stable and secure sources of financing.

At 31 December 2022 the Group has total cash and cash equivalents of Euros 547,979 thousand (Euros 655,493 thousand at 31 December 2021). The Group also has approximately Euros 987,340 thousand in unused credit facilities (Euros 621,989 thousand at 31 December 2021), including Euros 937,559 thousand on the revolving credit facility (Euros 534,429 thousand at 31 December 2021).

The Group is able to provide sufficient liquidity to fund its current obligations based on cash flows from operations combined with cash balances and availability of unused credit lines, and it is committed to maintaining elevated and adequate levels of liquidity through internally generated cash flows, and a decrease in dividend payments in the medium term. Additionally, currently the Group does not generate significant cash in any country that might have restrictions on the repatriation of funds.

As in previous years, the Group continues with its quarterly program for optimization of working capital, which is mainly based on contracts to sell receivables without recourse.

The main contractual obligations existing at the end of the fiscal year comprise mainly long-term financial debt obligations with capital repayments and interest payments (see note 20).

Details of the contractual maturity dates of financial liabilities including committed interest calculated using interest rate forward curves are as follows:

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/22	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 20	4,041,522	5,193,051	527,770	148,914	488,105	4,028,262	—
Other financial liabilities	Note 20	1,001,387	1,685,824	169,278	18,656	124,822	441,933	931,135
Bonds and other marketable securities	Note 20	4,691,659	5,468,068	190,453	75,951	147,903	5,053,761	—
Lease liabilities	Note 20	1,016,944	1,016,944	51,088	51,268	57,695	218,384	638,509
Payable to suppliers	Note 21	731,918	731,918	731,675	243	—	—	—
Other current liabilities	Note 22	14,261	14,262	11,364	2,898	—	—	—
Financial derivatives	Note 29 (d)	4,736	4,736	733	—	12	3,991	—
Total		11,502,427	14,114,803	1,682,361	297,930	818,537	9,746,331	1,569,644

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/21	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 20	3,707,053	4,309,621	476,397	78,524	102,070	3,641,777	10,853
Other financial liabilities	Note 20	882,060	1,294,873	41,934	1,300	164,718	448,161	638,760
Bonds and other marketable securities	Note 20	4,743,529	5,663,320	2,215,138	170,572	48,538	3,145,255	83,817
Lease liabilities	Note 20	873,724	873,723	24,640	23,927	47,595	184,032	593,529
Payable to suppliers	Note 21	628,992	628,992	622,091	6,901	—	—	—
Other current liabilities	Note 22	43,562	43,562	42,387	1,175	—	—	—
Financial derivatives	Note 29 (d)	875	875	875	—	—	—	—
Total		10,879,795	12,814,966	3,423,462	282,399	362,921	7,419,225	1,326,959

(iii)Currency risk

The Group operates internationally and is therefore exposed to currency risk when operating with foreign currencies, especially with regard to the US Dollar. Currency risk is associated with future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.

The Group holds significant investments in foreign operations, the net assets of which are exposed to currency risk. The conversion risk affecting net assets of the Group’s foreign operations in US Dollars is mitigated primarily through borrowings in this foreign currency.

The Group’s main exposure to currency risk is with regard to the US Dollar, which is used in a significant percentage of transactions in foreign functional currencies.

The financing obtained in Euros represents 60% of the total debt of the Group and amounts to Euros 5,563 million at 31 December 2022 (69% and Euros 5,962 million at 31 December 2021).

As mentioned in note 20, part of the US dollar debt of the Group is covered by a currency swap to hedge the exposure to the associated currency risk.

The Group applies the cost of hedging method. This method enables the Group to exclude the currency basis spread from the designated hedging instrument and, subject to certain requirements, changes in their fair value attributable to this component are recognized in other comprehensive income.

Details of the Group’s exposure to currency risk is as follows:

	Thousands of Euros
	31/12/2022
	Euros (*)	US Dollars (**)
Trade receivables	2,116	58,331
Receivables from Group companies	132,645	11,542
Loans to Group companies	4,548,142	33
Cash and cash equivalents	11,154	1,989
Trade payables	(17,297)	(20,870)
Payables to Group companies	(77,367)	(29,277)
Loans from Group companies	(4,414,879)	—
Bank loans	(31,875)	—

Balance sheet exposure	152,639	21,748

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2021
	Euros (*)	US Dollars (**)
Trade receivables	2,023	14,800
Receivables from Group companies	141,285	7,101
Loans to Group companies	464,789	21
Cash and cash equivalents	25,766	82
Trade payables	(27,098)	(23,349)
Payables to Group companies	(62,930)	(6,480)
Loans from Group companies	(11,495)	(3)
Bank loans	(372,500)	—

Balance sheet exposure	159,840	(7,828)

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

The most significant exchange rates applied at 2022 and 2021 year ends are as follows:

	Closing exchange rate
Euros	31/12/2022	31/12/2021

US Dollars	1.0666	1.1326

A sensitivity analysis for foreign exchange fluctuations is as follows:

Had the US Dollar strengthened by 10% against the Euro at 31 December 2022, equity would have increased by Euros 892,806 thousand (Euros 812,285 thousand at 31 December 2021) and profit due to foreign exchange differences would have increased by Euros 17,439 thousand (increase of Euros 15,201 thousand at 31 December 2021). This analysis assumes that all other variables are held constant, especially that interest rates remain constant.

A 10% weakening of the US Dollar against the Euro at 31 December 2022 and 2021 would have had the opposite effect for the amounts shown above, all other variables being held constant.

The Group uses hedge accounting to partially hedge the currency risk exposure (See note 29 (d)).

(iv)Interest rate risk

The Group’s interest rate risks arise from current and non-current borrowings. Borrowings at variable interest rates expose the Group to cash flow interest rate risks. Fixed-rate borrowings expose the Group to fair value interest rate risk.

The objective of the management of interest rate risk is to achieve a balance in the structure of the debt, keeping part of the external resources issued at a fixed rate and covering part of the variable rate debt through hedges.

A significant part of the financing obtained accrues interest at fixed rates, representing 63% of the total debt of the Group at 31 December 2022 (58% at 31 December 2021). It mainly includes corporate senior notes, European Investment Bank loans, as well as the agreement with GIC (Sovereign Fund of Singapore) (see note 20).

Variable-rate debt represents 37% of the total debt at 31 December 2022 (42% at 31 December 2021) and includes mainly the senior secured debt (see note 20 (b)).

To date, the profile of interest on interest-bearing financial instruments is as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Fixed-interest financial instruments
Financial liabilities	(5,835,492)	(4,878,087)
	(5,835,492)	(4,878,087)
Variable-interest financial instruments
Financial liabilities	(3,486,460)	(3,296,025)
	(3,486,460)	(3,296,025)
	(9,321,952)	(8,174,112)

Had the interest rate been 100 basis points higher at 31 December 2022, the interest expense would have increased by Euros 34,688 thousand (Euros 35,449 thousand at 31 December 2021). As the Group does not have any hedging derivatives in place, the net effect on cash interest payments would have increased by the same amount.

(v) Market price risk

Price risk affecting raw materials is mitigated by the vertical integration of the hemoderivatives business in a highly concentrated sector.

(d)Financial derivatives

At 31 December 2022 and 2021 the Group has recognized the following derivatives:

				Thousands of Euros
		Notional	Notional
		amount at	amount at	Value at	Value at
Financial derivatives	Currency	31/12/2022	31/12/2021	31/12/22	31/12/21	Maturity
Cross currency interest rate swap	US Dollar	500,000,000	500,000,000	35,296	5,306	15/10/2024
Cross currency interest rate swap	US Dollar	205,000,000	—	3,216	—	15/10/2024
Foreign exchange rate forward	Swiss Franc	5,500,000	—	71	—	28/02/2023
Foreign exchange rate forward	Canadian dollar	4,416,667	—	165	—	2023 and 2024
Foreign exchange rate forward	Pound Sterling	27,100,000	—	805	—	2023
Foreign exchange rate forward	US Dollar	23,720,000	—	104	—	2023
Embedded derivative	Euro	160,000,000	—	2	—	2024
Total assets (note 11)				39,659	5,306

Cross currency interest rate swap	US Dollar	205,000,000	—	(3,990)	—	15/10/2024
Foreign exchange rate forward	Canadian dollar	—	51,000,000	—	(875)	25/07/2022
Foreign exchange rate forward	US Dollar	60,000,000	—	(594)	—	30/01/2023
Foreign exchange rate forward	Canadian dollar	8,000,001	—	(145)	—	2024 and 2025
Foreign exchange rate forward	US Dollar	15,300,000	—	(6)	—	2023
Embedded derivative	Euro	65,000,000	—	(1)	—	2024
Total liabilities (note 20)				(4,736)	(875)

(i)Hedging derivative financial instruments

On 5 October 2021, the Group subscribed three cross currency interest-rate swaps with an aggregate value of US Dollars 500 million to hedge part of the Euro equivalent value of the US Dollar unsecured notes issued in October 2021. It is a fixed-to-fixed USD/EUR cross currency swap with the following characteristics:

- The Group receives a loan of Euros 431.6 million at a nominal interest rate of 3.78%.

- The Group grants a US Dollars 500 million loan at a nominal interest rate of 4.75%.

On 28 June 2022, the Group subscribed one cross currency interest-rate swap of US Dollars 205 million to hedge the remaining part of the Euro equivalent value of the US Dollar unsecured notes issued in October 2021. It is a fixed-to-fixed USD/EUR cross currency swap with the following characteristics:

- The Group receives a Euros 194 million loan at a nominal interest rate of 3.1046%.

- The Group grants a US Dollars 205 million loan at a nominal interest rate of 4.75%.

The derivative complies with the criteria required for hedge accounting. See further details in notes 4 (i).

The movement in derivative financial instruments is as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Initial balance	4,431	—
Business combination	(1,255)	—
Changes in fair value recognized in equity	(4,757)	3,130
Transfer to profit or loss	12,552	1,895
Transfer to profit or loss - translation differences	32,954	3
Tax effect	6,170	—
Collections / Payments	(15,172)	(597)
Ending balance	34,923	4,431

(ii)Derivative financial instruments at fair value through profit and loss

The Group has subscribed various foreign exchange forwards to partially hedge the foreign currency value of intercompany loan. Since the Group chooses not to apply hedge accounting criteria, gains or losses resulting from changes in the fair value of derivatives are taken directly to “Change in fair value of financial instruments” in the consolidated statement of profit and loss. At 31 December 2022, the Group has recognized a net finance cost of Euros 2,407 thousand (Euros 280 thousand of net finance cost at 31 December 2021).

(e)Capital management

The directors’ policy is to maintain a solid capital base in order to ensure investor, creditor and market confidence and sustain future business development. The board of directors defines and proposes the level of dividends paid to shareholders.

The capital structure is periodically reviewed through the preparation of strategic plans focused mainly on a sequential improvement of EBITDA (Earnings before interests, tax, amortization and depreciation), generation of operating cash and discipline in the allocation of capital; with the objective and commitment to reduce the leverage ratio.

In accordance with the senior secured debt contract, the Group is subject to compliance with some covenants. At 31 December 2022 and 2021, the Group complies with the covenants in the contract.

The credit rating of the Group is as follows:

		September 2022	December 2021	September 2021
Moody’s Investors	Corporate rating	B1	B1
	Senior secured debt	Ba3	Ba3
	Senior Unsecured debt	B3	B3
	Perspective	Negative	Negative

Standard & Poor’s	Corporate rating	B+		BB-
	Senior secured debt	BB-		BB
	Senior Unsecured debt	B-		B
	Perspective	Stable		Negative

Fitch Ratings	Corporate rating	BB-		BB-
	Senior secured debt	BB+		BB+
	Senior Unsecured debt	B+		B+
	Perspective	Stable		Stable

The Parent held Class B treasury stock equivalent to 1.33% of its capital at 31 December 2022 (1.31% at 31 December 2021).